Touchstone Mid Cap Value Fund Expense Example - Touchstone Mid Cap Value Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 613
Expense Example, with Redemption, 3 Years	891
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	2,038
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	822
Expense Example, with Redemption, 5 Years	1,474
Expense Example, with Redemption, 10 Years	3,224
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	$ 1,059